PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property other than IPP solar parks
Total
Property, plant and equipment at beginning of period	$ 916	$ 823
Property, plant and equipment at end of period	684	916	$ 823
Leasehold improvement
Total
Property, plant and equipment at beginning of period	87	89
Property, plant and equipment at end of period	$ 103	87	89
Estimated useful lives of property, plant and equipment (in years)	20 years
Motor vehicles
Total
Property, plant and equipment at beginning of period	$ 352	314
Property, plant and equipment at end of period	$ 182	352	314
Estimated useful lives of property, plant and equipment (in years)	5 years
Furniture and fixtures
Total
Property, plant and equipment at beginning of period	$ 477	420
Property, plant and equipment at end of period	$ 399	477	420
Estimated useful lives of property, plant and equipment (in years)	5 years
COST / gross amount | Property other than IPP solar parks
Total
Property, plant and equipment at beginning of period	$ 2,377	2,180	1,998
Additions	114	375	349
Disposals	(900)	(297)	(128)
Exchange adjustment	(47)	119	(39)
Property, plant and equipment at end of period	1,544	2,377	2,180
COST / gross amount | Leasehold improvement
Total
Property, plant and equipment at beginning of period	128	185	138
Additions	35		42
Disposals		(65)
Exchange adjustment	(2)	8	5
Property, plant and equipment at end of period	161	128	185
COST / gross amount | Motor vehicles
Total
Property, plant and equipment at beginning of period	842	786	622
Additions		198	205
Disposals	(569)	(174)	(24)
Exchange adjustment	(6)	32	(17)
Property, plant and equipment at end of period	267	842	786
COST / gross amount | Furniture and fixtures
Total
Property, plant and equipment at beginning of period	1,407	1,209	1,238
Additions	79	177	102
Disposals	(331)	(58)	(104)
Exchange adjustment	(39)	79	(27)
Property, plant and equipment at end of period	1,116	1,407	1,209
DEPRECIATION / AMORTIZATION | Property other than IPP solar parks
Total
Property, plant and equipment at beginning of period	(1,461)	(1,357)	(1,199)
Provided for the year	(204)	(298)	(271)
Disposals	771	284	113
Exchange adjustment	34	(90)
Property, plant and equipment at end of period	(860)	(1,461)	(1,357)
DEPRECIATION / AMORTIZATION | Leasehold improvement
Total
Property, plant and equipment at beginning of period	(41)	(96)	(71)
Provided for the year	(18)	(17)	(15)
Disposals		66
Exchange adjustment	1	6	(10)
Property, plant and equipment at end of period	(58)	(41)	(96)
DEPRECIATION / AMORTIZATION | Motor vehicles
Total
Property, plant and equipment at beginning of period	(490)	(472)	(371)
Provided for the year	(52)	(148)	(127)
Disposals	457	173	21
Exchange adjustment		(43)	5
Property, plant and equipment at end of period	(85)	(490)	(472)
DEPRECIATION / AMORTIZATION | Furniture and fixtures
Total
Property, plant and equipment at beginning of period	(930)	(789)	(757)
Provided for the year	(134)	(133)	(129)
Disposals	314	45	92
Exchange adjustment	33	(53)	5
Property, plant and equipment at end of period	$ (717)	$ (930)	$ (789)